CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Principal Amount	$ 938,400	$ 938,400
Default Penalty	$ 673,956	$ 673,956
Warrants Issued	272,000	272,000
Amortization of Warrants	$ 97,279	$ 97,279
Accrued Interest	$ 350,545	$ 263,135
GS Capital [Member]
Debtor	GS Capital	GS Capital
Date of Issuance	Oct. 30, 2019	Oct. 30, 2019
Default Date	Apr. 16, 2020	Apr. 16, 2020
Principal Amount	$ 125,000	$ 125,000
Default Penalty	$ 65,808	$ 65,808
Default Interest	24.00%	24.00%
Warrants Issued	50,000	50,000
Term	5 years	5 years
Exercise Price	$ 2.00	$ 2.00
Amortization of Warrants	$ 23,867	$ 23,867
Accrued Interest	$ 45,992	$ 34,700
Power Up #1 [Member]
Debtor	Power Up #1	Power Up #1
Date of Issuance	Oct. 24, 2019	Oct. 24, 2019
Default Date	Apr. 16, 2020	Apr. 16, 2020
Principal Amount	$ 106,000	$ 106,000
Default Penalty	$ 114,224	$ 114,224
Default Interest	22.00%	22.00%
Warrants Issued
Exercise Price
Amortization of Warrants
Accrued Interest	$ 50,438	$ 38,491
Peak One [Member]
Debtor	Peak One	Peak One
Date of Issuance	Oct. 23, 2019	Oct. 23, 2019
Default Date	Apr. 16, 2020	Apr. 16, 2020
Principal Amount	$ 120,000	$ 120,000
Default Penalty	$ 36,000	$ 36,000
Default Interest	18.00%	18.00%
Warrants Issued	50,000	50,000
Term	5 years	5 years
Exercise Price	$ 2.00	$ 2.00
Amortization of Warrants	$ 21,606	$ 21,606
Accrued Interest	$ 26,849	$ 19,925
Tangiers [Member]
Debtor	Tangiers	Tangiers
Date of Issuance	Oct. 23, 2019	Oct. 23, 2019
Default Date	Apr. 16, 2020	Apr. 16, 2020
Principal Amount	$ 106,300	$ 106,300
Default Penalty	$ 48,261	$ 48,261
Default Interest	18.00%	18.00%
Warrants Issued	50,000	50,000
Term	5 years	5 years
Exercise Price	$ 2.00	$ 2.00
Amortization of Warrants	$ 21,116	$ 21,116
Accrued Interest	$ 30,702	$ 23,842
FirstFire [Member]
Debtor	FirstFire	FirstFire
Date of Issuance	Nov. 20, 2019	Nov. 20, 2019
Default Date	Apr. 16, 2020	Apr. 16, 2020
Principal Amount	$ 125,000	$ 125,000
Default Penalty	$ 65,541	$ 65,541
Default Interest	24.00%	24.00%
Warrants Issued	50,000	50,000
Term	5 years	5 years
Exercise Price	$ 2.00	$ 2.00
Amortization of Warrants	$ 17,979	$ 17,979
Accrued Interest	$ 45,753	$ 34,477
Power Up #2 [Member]
Debtor	Power Up #2	Power Up #2
Date of Issuance	Dec. 30, 2019	Dec. 30, 2019
Default Date	Apr. 16, 2020	Apr. 16, 2020
Principal Amount	$ 54,600	$ 54,600
Default Penalty	$ 57,185	$ 57,185
Default Interest	22.00%	22.00%
Warrants Issued
Exercise Price
Amortization of Warrants
Accrued Interest	$ 24,807	$ 18,743
EMA Financial [Member]
Debtor	EMA Financial	EMA Financial
Date of Issuance	Jan. 10, 2020	Jan. 10, 2020
Default Date	Apr. 16, 2020	Apr. 16, 2020
Principal Amount	$ 125,000	$ 125,000
Default Penalty	$ 135,158	$ 135,158
Default Interest	24.00%	24.00%
Warrants Issued	50,000	50,000
Term	5 years	5 years
Exercise Price	$ 2.00	$ 2.00
Amortization of Warrants	$ 5,948	$ 5,948
Accrued Interest	$ 61,030	$ 44,357
Crown Bridge [Member]
Debtor	Crown Bridge	Crown Bridge
Date of Issuance	Feb. 20, 2020	Feb. 20, 2020
Default Date	Apr. 16, 2020	Apr. 16, 2020
Principal Amount	$ 55,000	$ 55,000
Default Penalty	$ 28,015	$ 28,015
Default Interest	15.00%	15.00%
Warrants Issued	22,000	22,000
Term	5 years	5 years
Exercise Price	$ 2.00	$ 2.00
Amortization of Warrants	$ 6,763	$ 6,763
Accrued Interest	$ 12,250	$ 9,180
Power Up #3 [Member]
Debtor	Power Up #3	Power Up #3
Date of Issuance	Feb. 19, 2020	Feb. 19, 2020
Default Date	Apr. 16, 2020	Apr. 16, 2020
Principal Amount	$ 56,600	$ 56,600
Default Penalty	$ 58,039	$ 58,039
Default Interest	22.00%	22.00%
Warrants Issued
Exercise Price
Amortization of Warrants
Accrued Interest	$ 24,835	$ 18,616
Power Up #4 [Member]
Debtor	Power Up #4	Power Up #4
Date of Issuance	Mar. 18, 2020	Mar. 18, 2020
Default Date	Apr. 16, 2020	Apr. 16, 2020
Principal Amount	$ 64,900	$ 64,900
Default Penalty	$ 65,725	$ 65,725
Default Interest	22.00%	22.00%
Warrants Issued
Exercise Price
Amortization of Warrants
Accrued Interest	$ 27,890	$ 20,804